Segmented information - Disclosure of revenue information by location (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of geographical areas [line items]
Revenue	$ 15,912,673,000	$ 14,676,152,000
Western and Southern Europe
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,621,250,000	2,548,856,000
Revenue	2,679,167,000	2,600,198,000
Western and Southern Europe | France
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,293,714,000	2,253,580,000
Western and Southern Europe | Portugal
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	131,043,000	120,471,000
Western and Southern Europe | Spain
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	130,478,000	118,693,000
Western and Southern Europe | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	66,015,000	56,112,000
U.S. | U.S.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	5,063,038,000	4,574,294,000
U.S. Commercial and State Government
Disclosure of geographical areas [line items]
Revenue	2,522,956,000	2,327,309,000
U.S. Commercial and State Government | U.S.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,809,549,000	2,564,710,000
U.S. Federal
Disclosure of geographical areas [line items]
Revenue	2,247,943,000	2,001,391,000
U.S. Federal | U.S.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,253,489,000	2,009,584,000
Canada
Disclosure of geographical areas [line items]
Revenue	2,090,682,000	2,034,995,000
Canada | Canada
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,302,236,000	2,208,938,000
Scandinavia, Northwest and Central- East Europe
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	1,751,919,000	1,670,332,000
Revenue	1,688,887,000	1,593,434,000
Scandinavia, Northwest and Central- East Europe | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	70,637,000	65,789,000
Scandinavia, Northwest and Central- East Europe | Sweden
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	713,513,000	692,192,000
Scandinavia, Northwest and Central- East Europe | Netherlands
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	678,664,000	633,337,000
Scandinavia, Northwest and Central- East Europe | Norway
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	111,134,000	110,025,000
Scandinavia, Northwest and Central- East Europe | Denmark
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	96,256,000	89,852,000
Scandinavia, Northwest and Central- East Europe | Czech Republic
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	81,715,000	79,137,000
U.K. and Australia
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,225,932,000	1,793,966,000
Revenue	2,020,016,000	1,584,833,000
U.K. and Australia | U.K.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,144,523,000	1,722,485,000
U.K. and Australia | Australia
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	81,409,000	71,481,000
Germany
Disclosure of geographical areas [line items]
Revenue	901,609,000	894,565,000
Germany | GERMANY
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	980,807,000	959,129,000
Finland, Poland and Baltics
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	962,845,000	913,523,000
Revenue	903,701,000	859,263,000
Finland, Poland and Baltics | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	79,697,000	70,958,000
Finland, Poland and Baltics | Finland
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	883,148,000	842,565,000
Asia Pacific
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	4,646,000	7,114,000
Revenue	1,014,441,000	956,145,000
Asia Pacific | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	$ 4,646,000	$ 7,114,000